Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan") - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Outstanding Balance	6,917,595	9,212,874	11,489,258
Granted	1,390,000	3,890,000	11,527,950
Forfeit	(249,500)	(3,186,301)	(733,764)
Vested	(2,023,845)	(2,998,978)	(13,070,570)
Outstanding Balance	6,034,250	6,917,595	9,212,874
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 0.692	$ 1.364	$ 1.595
Granted	0.154	0.382	1.440
Forfeit	1.303	1.587	1.593
Vested	0.738	1.406	1.623
Outstanding Balance	$ 0.527	$ 0.692	$ 1.364